UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2004
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Emigrant Bancorp, Inc.
Address:                   5 East 42nd Street
                           New York, New York 10017


Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John R. Hart
Title:            Vice Chairman and Treasurer
Phone:            212-850-4831

Signature, Place, and Date of Signing:

                  /s/ John R, Hart          New York, New York                  February 14, 2005
         ---------------------------        ---------------------------         --------------------------
                  [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number           Name

         28-______________________      _______________________________
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   3
                                            --------------------------
Form 13F Information Table Entry Total:              27
                                            ---------------------------
Form 13F Information Table Value Total:              180,654
                                            ---------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number               Name
         1        28-                                    New York Private Bank & Trust Corporation
----------           -----------------------         ---------------------------------------------

         2        28-                                    Emigrant Savings Bank
----------           -----------------------         ---------------------------------------------

         3        28-                                    Emigrant Agency, Inc.
----------           -----------------------         ---------------------------------------------

[Repeat as necessary.]

FORM 13F INFORMATION TABLE

               COLUMN 1                      COLUMN 2           COLUMN 3           COLUMN 4                    COLUMN 5
-------------------------------------------------------------------------------------------------------------------------
                                                                                    VALUE          SHRS OR        SH/
             NAME OF ISSUER                TITLE OF CLASS         CUSIP             (X$1000)       PRN AMT        PRN
American Express Co                       Common Stock        025816109                15,389        273,000      SH
Central Bancorp Inc/MA                    Common Stock        152418109                 1,741         60,030      SH
Citigroup Inc                             Common Stock        172967101                26,499        550,000      SH
Dime Bancorp Inc New                      Common Stock        25429Q110                    71        372,500      SH
First of Long Island Corp/The             Common Stock        320734106                   835         16,558      SH
JPMorgan Chase & Co                       Common Stock        46625H100                29,453        755,000      SH
Kerzner International Ltd                 SHS                 P6065Y107                 6,005        100,000      SH
Kinder Morgan Energy Partners LP          UT LTD Partner      494550106                 7,048        159,000      SH
Magellan Midstream Partners LP            Com Unit RP LP      559080106                   293          5,000      SH
Microsoft Corp                            Common Stock        594918104                 1,336         50,000      SH
New York Community Bancorp Inc            Common Stock        649445103                19,391        942,700      SH
North Fork Bancorporation Inc             Common Stock        659424105                14,425        500,000      SH
JPMorgan Chase & Co                       Common Stock        46625H100                 3,901        100,000      SH
Microsoft Corp                            Common Stock        594918104                20,508        767,500      SH
Tiffany & Co                              Common Stock        886547108                 6,394        200,000      SH
Bank of America Corp                      Common Stock        060505104                 5,991        127,500      SH
Bank of New York Co Inc/The               Common Stock        064057102                 4,986        149,200      SH
Citigroup Inc                             Common Stock        172967101                 5,237        108,700      SH
Dime Bancorp Inc New                      Common Stock        25429Q110                    10         50,000      SH
First Niagara Financial Group Inc         Common Stock        33582V108                   419         30,000      SH
JPMorgan Chase & Co                       Common Stock        46625H100                 5,450        139,700      SH
Keycorp                                   Common Stock        493267108                   848         25,000      SH
Merck & Co Inc                            Common Stock        589331107                   482         15,000      SH
Microsoft Corp                            Common Stock        594918104                 1,336         50,000      SH
National City Corp                        Common Stock        635405103                   376         10,000      SH
Regions Financial Corp                    Common Stock        7591EP100                 1,174         33,000      SH
Wells Fargo & Co                          Common Stock        949746101                 1,057         17,000      SH

         COLUMN 6               COLUMN 7                COLUMN 8
-----------------------------------------------------------------------------
PUT/    INVESTMENT               OTHER              VOTING AUTHORITY
CALL    DISCRETION              MANAGERS      SOLE       SHARED        NONE
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2,3    X
        Defined                       1,2      X
        Defined                       1,2      X
        Defined                       1,2      X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X
        Defined                       1        X